Statement of Operations and Comprehensive Loss (unaudited) (Parentheticals) - $ / shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per common share, diluted	$ (0.02)	$ (0.48)	$ (0.85)
Weighted average number of common share, diluted	7,500,000	10,772,493	7,890,507